INCOME TAXES - Deferred Income Taxes (Details) - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015
Deferred tax assets
Credit loss deduction	$ 5,146	$ 6,058
Deferred compensation and employee benefits	3,798	4,110
Repositioning and settlement reserves	1,033	1,429
Unremitted foreign earnings	9,311	8,403
Investment and loan basis differences	4,829	3,248
Cash flow hedges	327	359
Tax credit and net operating loss carry-forwards	20,793	23,053
Fixed assets and leases	1,739	1,356
Other deferred tax assets	2,714	3,176
Gross deferred tax assets	49,690	51,192
Valuation allowance	0	0
Deferred tax assets after valuation allowance	49,690	51,192
Deferred tax liabilities
Deferred policy acquisition costs and value of insurance in force	(5)	(327)
Intangibles	(1,711)	(1,146)
Debt issuances	(641)	(850)
Other deferred tax liabilities	(665)	(1,020)
Gross deferred tax liabilities	(3,022)	(3,343)
Net deferred tax assets	$ 46,668	$ 47,849